Debt Securities in Issue	12 Months Ended
Dec. 31, 2020
Debt Securities In Issue [Abstract]
Debt Securities in Issue
26. DEBT SECURITIES IN ISSUE

	Group
	2020	2019
	£m	£m
Medium-term notes:
–US$30bn Euro Medium Term Note Programme	1,694	4,679
–Euro 30bn Euro Medium Term Note Programme	388	1,896
–US SEC-registered Debt Programme – Santander UK plc	4,723	5,891
–Euro 750m Senior Unsecured Notes	673	—
–US$1bn Senior Unsecured Notes	734	—
	8,212	12,466
Euro 35bn Global Covered Bond Programme (See Note 14)	19,285	19,004
US$20bn Commercial Paper Programmes	2,824	3,014
Certificates of deposit	2,858	2,806
Credit linked notes	57	60
Securitisation programmes (See Note 14)	2,330	3,779
	35,566	41,129